Short-Term Borrowings And Long-Term Debt Global Credit Facility (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 24, 2023	Feb. 25, 2022	Feb. 26, 2021
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 250.0
Line of Credit Facility, Additional Borrowing Capacity Available	$ 125.0
Line of Credit Facility, Covenant Compliance	in compliance with all covenants under the facility in place
Borrowings on global committed bank facility	$ 565.2	$ 0.0	$ 250.0
United States of America, Dollars | Revolving Credit Facilities due 2022, global committed [Domain]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate Description	•the applicable margin as set forth in the credit agreement, plus the greatest of (i) the prime rate, (ii) the federal funds effective rate plus 0.5%, (iii) the Adjusted LIBO rate as set forth in the credit agreement for a one-month interest period plus 1% or (iv) a 0.75% floor; or•the Eurocurrency rate, with a floor of zero, plus the applicable margin as set forth in the credit agreement.
Line of Credit Facility, Covenant Terms	•A maximum net leverage ratio covenant, which is measured by the ratio of (x) indebtedness less liquidity to (y) trailing four fiscal quarter adjusted EBITDA and is required to be less than 3.5:1. In the context of certain permitted acquisitions, we have a one-time ability, subject to certain conditions, to increase the maximum ratio to 4.0:1 for four consecutive quarters.•A minimum interest coverage ratio covenant, which is measured by the ratio of (y) trailing four quarter adjusted EBITDA to (z) trailing four quarter interest expense and is required to be no less than 3.0:1.
Line of Credit Facility, Covenant Compliance	in compliance with all covenants under the facility in place
United States of America, Dollars | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Notes Payable	$ 32.2	34.9
United States of America, Dollars | Revolving Credit Facilities short term, secured uncommitted [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	3.8
Foreign Currency [Domain] | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Notes Payable	0.0	$ 0.3
Balloon Payment [Member] | United States of America, Dollars | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Repayments of Long-term Debt	31.8
Fixed Monthly Payments [Member] | United States of America, Dollars | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Repayments of Long-term Debt	$ 0.2